Related-Party Transactions (Details) - Schedule of other liabilities - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Schedule of other liabilities [Abstract]
Activation fund reserves	$ 4,212,101	$ 2,876,149
Deferred revenue	645,848	90,841
Preferred stock dividend payable		717,286
Total	$ 4,857,949	$ 3,684,276